Securities	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
Securities

Note 4—Securities

The following tables present the book value and fair value of available-for-sale securities as of the dates stated:

	December 31, 2013
		Gross Unrealized
	Book Value	Gains	(Losses)	Fair Value
Mortgage-backed securities
- Fixed rate	$45,693	$368	$(724)	$45,337
- Variable rate	4,903	77	(128)	4,852
Municipals
- Taxable	9,810	-	(840)	8,970
- Tax exempt	1,634	-	(61)	1,573
Collateralized mortgage obligations	8,940	57	(544)	8,453
Total securities available for sale	$70,980	$502	$(2,297)	$69,185

	December 31, 2012
		Gross Unrealized
	Book Value	Gains	(Losses)	Fair Value
Mortgage-backed securities
- Fixed rate	$42,804	$1,436	$-	$44,240
- Variable rate	2,038	143	-	2,181
Municipals	1,050	-	(50)	1,000
Collateralized mortgage obligations	9,977	158	(5)	10,130
Total securities available for sale	$55,869	$1,737	$(55)	$57,551

As of December 31, 2013 and 2012, the company had securities with a fair value of $6.3 million and $6.4 million, respectively, pledged as collateral for public deposits.

The following table presents the book value and fair value of available-for-sale securities by contractual maturity as of the date stated:

	December 31, 2013
	Book Value	Fair Value
Due within one year	$-	$-
Due after one year through five years	-	-
Due after five years through ten years	33,795	33,223
Due after ten years	37,185	35,962
Total securities available for sale	$70,980	$69,185

The following tables present fair values and the related unrealized losses in the company’s securities portfolio, with the information aggregated by investment category and by the length of time that individual securities have been in continuous unrealized loss positions, as of the dates stated. The number of loss securities in each category is also noted.

	December 31, 2013
		Less than 12 months		More than 12 months		Total
	Number	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities
- Fixed rate	10	$26,610	$(724)	$-	$-	$26,610	$(724)
- Variable rate	2	3,214	(128)	-	-	3,214	(128)
Municipals
- Taxable	5	8,069	(697)	901	(143)	8,970	(840)
- Tax exempt	1	1,573	(61)	-	-	1,573	(61)
Collateralized mortgage obligations	3	6,361	(544)	-	-	6,361	(544)
Total securities	21	$45,827	$(2,154)	$901	$(143)	$46,728	$(2,297)

	December 31, 2012
		Less than 12 months		More than 12 months		Total
	Number	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Municipals	1	$1,000	$(50)	$-	$-	$1,000	$(50)
Collateralized mortgage obligations	1	3,288	(5)	-	-	3,288	(5)
Total securities	2	$4,288	$(55)	$-	$-	$4,288	$(55)

All securities held as of December 31, 2013 were investment grade. The unrealized loss position at December 31,  2013 was directly related to interest rate movements and management believes there is minimal credit risk exposure in these investments. There is no intent to sell investments that were in an unrealized loss position at December 31,  2013, and it is more likely than not that the company will not be required to sell these investments before a recovery of unrealized losses. These investments were not considered to be other-than-temporarily impaired at December 31,  2013; therefore, no permanent impairment has been recognized through earnings.